Consolidated statement of profit or loss - COP ($) $ in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated statement of profit or loss
Sales	$ 119,694	$ 133,330	$ 143,189
Cost of sales	(82,057)	(86,481)	(88,178)
Gross profit	37,637	46,849	55,011
Administrative expenses	(5,024)	(5,103)	(5,026)
Operations and project expenses	(5,321)	(5,648)	(5,702)
Impairment recovery (loss) of long-term non-monetary assets	23	867	(2,098)
Other operating (expense) income	(636)	1,497	(426)
Operating income	26,679	38,462	41,759
Financial results
Finance income	2,094	1,748	2,321
Finance expenses	(10,781)	(10,319)	(10,384)
Foreign exchange gain (loss)	159	52	2,398
Total financial result	(8,528)	(8,519)	(5,665)
Share of profits of associates and joint ventures	710	764	805
Profit before income tax expense	18,861	30,707	36,899
Income tax expense	(4,417)	(12,208)	(11,516)
Net profit for the year	14,444	18,499	25,383
Net profit for the year attributable to:
Owners of parent	10,488	13,841	21,061
Non-controlling interest	3,956	4,658	4,322
Net profit for the year	$ 14,444	$ 18,499	$ 25,383
Basic earnings per share (Colombian pesos per share)	$ 255.1	$ 336.6	$ 512.2
Diluted earnings per share (Colombian pesos per share)	$ 255.1	$ 336.6	$ 512.2